SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2006
                                                --------------------

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ASSET ADVISORS CORPORATION
Address:          2814A HILLCREEK DRIVE
                  AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Wilson
         -------------------------------------
Title:   Treasurer/CIO
         -------------------------------------
Phone:   706-650-9900
         -------------------------------------

Signature, Place, and Date of Signing:

 /S/ KEVIN M. WILSON                  AUGUSTA, GA           October 30, 2006
 ----------------------------   -----------------------    -----------------
         [Signature] [City, State] [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- _________________      ___________________________________-
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
                                                  -------------------------

Form 13F Information Table Entry Total:                    136
                                                  -------------------------

Form 13F Information Table Value Total:                  266,447
                                                  -------------------------
                                                        (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                           ASSET ADVISORS CORPORATION

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 3/31/06


                                                 Market                Investment Descretion                  Voting Authority
          Title                   CUSIP          Value                -------------------------  Other   ---------------------------
Name of Issuer & of Class         Number        (1000's)     Shares  (a)Sole (b)Shared (c)Other  Manager (a)Sole (b)Shared  (c)Other
--------------------------       ----------    ---------     ------   ------- --------- -------- ------- ------- ---------  --------

totals                               136           266447   6180728   6180728                                             6180728

T. Rowe Price Group, Inc.            74144T108      11386    237960    237960                                              237960
ExxonMobil Corporation               30231G102      11008    164053    164053                                              164053
The Coca-Cola Company                191216100       9891    221376    221376                                              221376
Johnson & Johnson                    478160104       8436    129904    129904                                              129904
iShares Dow Jones US
  Total Market (etf)                 464287846       7950    123200    123200                                              123200
American Express Company             025816109       7534    134340    134340                                              134340
Bank of America Corporation          060505104       6784    126639    126639                                              126639
ConocoPhillips                       20825C104       6609    111015    111015                                              111015
International Game Technology        459902102       6360    153260    153260                                              153260
Cameco Corporation                   13321L108       6228    170310    170310                                              170310
Southeastern Bank Financial Corp.    841584105       5520    147198    147198                                              147198
General Electric                     369604103       5360    151828    151828                                              151828
Church & Dwight Co., Inc.            171340102       5264    134600    134600                                              134600
Microsoft Corporation                594918104       5216    190715    190715                                              190715
Lincoln National Corporation         534187109       4620     74427     74427                                               74427
The Hershey Company                  427866108       4516     84492     84492                                               84492
FedEx Corporation                    31428X106       4491     41326     41326                                               41326
Wachovia Corporation                 929903102       3962     71005     71005                                               71005
Sunrise Senior Living, Inc.          86768K106       3943    132000    132000                                              132000
General Dynamics Corporation         369550108       3813     53200     53200                                               53200
Medco Health Solutions Inc.          58405U102       3741     62229     62229                                               62229
Paychex, Inc.                        704326107       3652     99111     99111                                               99111
Royal Dutch Shell plc (adr)          780259206       3476     52594     52594                                               52594
Brown-Forman Corporation             115637209       3457     45100     45100                                               45100
Equity Residential                   29476L107       3433     67882     67882                                               67882
Peabody Energy Corporation           704549104       3334     90650     90650                                               90650
Suntrust Banks, Inc.                 867914103       3320     42967     42967                                               42967
AGL Resources Inc.                   047753108       3218     88176     88176                                               88176
Cousins Properties Incorporated      222795106       3159     92350     92350                                               92350
Berkshire Hathaway Cl B              084670207       3126       985       985                                                 985
The St. Joe Company                  790148100       3062     55800     55800                                               55800
Zimmer Holdings, Inc.                98956P102       3045     45110     45110                                               45110
Morgan Stanley India Investment
  Fund Inc                           61745C105       3035     65561     65561                                               65561
Charles Schwab Corp.                 808513105       2957    165080    165080                                              165080
Merck and Co Inc                     589331107       2897     69140     69140                                               69140
Mediacom Communications Corporation  58446K105       2837    398484    398484                                              398484
Procter Gamble                       742718109       2802     45202     45202                                               45202
3M Company                           88579Y101       2727     36648     36648                                               36648
Duke Realty Corp.                    264411505       2084     55800     55800                                               55800
Newmont Mining Corporation           651639106       2078     48600     48600                                               48600
American Int'l Group                 026874107       1876     28312     28312                                               28312
MoneyGram International, Inc.        60935Y109       1825     62800     62800                                               62800
Health Care Property Investors Inc.  421915109       1782     57400     57400                                               57400
Energy Select SPDR                   81369Y506       1764     33000     33000                                               33000
Alltel Corporation                   020039103       1721     31000     31000                                               31000
PetroChina Company Limited (adr)     71646E100       1712     15900     15900                                               15900
TIB Financial Corp.                  872449103       1692     53000     53000                                               53000
Colonial Properties Trust            195872106       1641     34327     34327                                               34327
The Walt Disney Company              254687106       1609     52040     52040                                               52040
Diebold Incorporated                 253651103       1573     36140     36140                                               36140
Clarcor Inc.                         179895107       1521     49900     49900                                               49900
S&P Dep Receipts                     78462F103       1498     11215     11215                                               11215
Young Innovations, Inc.              987520103       1446     40200     40200                                               40200
Rio Tinto plc (adr)                  767204100       1441      7600      7600                                                7600
Greater China Fund                   39167B102       1359     71674     71674                                               71674
Pfizer Inc.                          717081103       1346     47460     47460                                               47460
Consolidated Water Co. ltd.          G23773107       1332     54200     54200                                               54200
Harrah's Entertainment, Inc.         413619107       1315     19800     19800                                               19800
Carnival Corporation                 143658300       1303     27700     27700                                               27700
BlackRock Municipal Target
  Term Trust                         09247M105       1202    119600    119600                                              119600
Watts Water Technologies, Inc.       942749102       1185     37300     37300                                               37300
Forest Laboratories, Inc.            345838106       1184     23400     23400                                               23400
Deere & Company                      244199105       1183     14100     14100                                               14100
Wolseley plc (adr)                   97786P100       1149     54000     54000                                               54000
BellSouth Corporation                079860102       1057     24723     24723                                               24723
Johnson Controls, Inc.               478366107       1040     14500     14500                                               14500
Cisco Systems, Inc.                  17275R102        994     43260     43260                                               43260
G&K Services, Inc.                   361268105        929     25500     25500                                               25500
International Business
  Machines Corp.                     459200101        919     11216     11216                                               11216
PepsiCo, Inc.                        713448108        903     13840     13840                                               13840
Delta and Pine Land Company          247357106        873     21566     21566                                               21566
The Home Depot, Inc.                 437076102        820     22613     22613                                               22613
Kimberly-Clark Corporation           494368103        805     12312     12312                                               12312
The Southern Company                 842587107        802     23285     23285                                               23285
Amgen, Inc.                          031162100        778     10870     10870                                               10870
Wal-Mart Stores, Inc.                931142103        741     15015     15015                                               15015
Florida East Coast Industries Inc.   340632108        714     12500     12500                                               12500
Anheuser-Busch Companies, Inc.       035229103        705     14840     14840                                               14840
AT&T Inc.                            001957505        697     21419     21419                                               21419
Chattem Inc.                         162456107        688     19600     19600                                               19600
Harley-Davidson, Inc.                412822108        671     10700     10700                                               10700
Cross Timbers Royalty Trust          22757R109        660     14250     14250                                               14250
Eli Lilly & Co.                      532457108        629     11042     11042                                               11042
Texas Pacific Land Trust             882610108        622      3850      3850                                                3850
General Growth Properties            370021107        586     12300     12300                                               12300
Honeywell International Inc.         438516106        560     13700     13700                                               13700
Ceradyne, Inc.                       156710105        526     12800     12800                                               12800
PowerShares Water Resources (etf)    73935X575        512     30300     30300                                               30300
Swiss Helvetia Fund Inc              870875101        512     27133     27133                                               27133
Cogdell Spencer Inc.                 19238U107        496     23900     23900                                               23900
Schlumberger                         806857108        490      7900      7900                                                7900
Genuine Parts Company                372460105        483     11200     11200                                               11200
Chevron Corporation                  166764100        481      7416      7416                                                7416
JPMorgan Chase & Co.                 46625H100        472     10051     10051                                               10051
CitiGroup Inc.                       172967101        471      9475      9475                                                9475
InterNAP Network Services            45885A102        468     30776     30776                                               30776
Barrick Gold                         02451E109        439     14300     14300                                               14300
Dover Corporation                    260003108        427      9000      9000                                                9000
IDEXX Laboratories, Inc.             45168D104        419      4600      4600                                                4600
Morgan Stanley                       617446448        407      5580      5580                                                5580
The Shaw Group Inc.                  820280105        407     17200     17200                                               17200
Intuit Inc.                          461202103        404     12600     12600                                               12600
Constellation Brands, Inc.           21036P108        393     13640     13640                                               13640
Flaherty&Crumr PFd Oppty Fd          33848E106        379     32000     32000                                               32000
Caremark Rx, Inc.                    141705103        368      6500      6500                                                6500
Ameriprise Financial, Inc.           03076C106        359      7650      7650                                                7650
UnitedHealth Group Inc.              91324P102        354      7200      7200                                                7200
Abbott Laboratories                  002824100        345      7100      7100                                                7100
Emerson Electric Co.                 291011104        335      4000      4000                                                4000
Regions Financial Corp.              7591EP100        332      9027      9027                                                9027
Medical Properties Trust, Inc.       58463J304        331     24700     24700                                               24700
Polaris Industries Inc.              731068102        331      8034      8034                                                8034
FPL Group, Inc.                      302571104        294      6526      6526                                                6526
Fortune Brands, Inc.                 349631100        280      3726      3726                                                3726
The J.M. Smucker Company             832696405        274      5720      5720                                                5720
Georgia Pwr Cap Tr V                 37333R308        272     10800     10800                                               10800
Duke Energy Corporation              264399106        271      8970      8970                                                8970
Pioneer Drilling Company             723655106        267     20800     20800                                               20800
The Allstate Corporation             020002101        265      4226      4226                                                4226
Verizon Communications               92343V104        253      6824      6824                                                6824
Macrovision Corporation              555904101        251     10600     10600                                               10600
Flag Financial Corporation           33832H107        250     10000     10000                                               10000
Cintas Corporation                   172909105        245      6000      6000                                                6000
Thermo Electron Corporation          883556102        240      6100      6100                                                6100
Bristol Myers Squibb Co.             110122108        232      9310      9310                                                9310
SCANA Corporation                    805898103        226      5600      5600                                                5600
Boeing Company, The                  097023105        221      2800      2800                                                2800
The St. Paul Travelers
  Companies, Inc.                    792860108        220      4698      4698                                                4698
Exelon Corporation                   30161N101        218      3600      3600                                                3600
AFLAC Incorporated                   001055102        210      4600      4600                                                4600
Lowe's Companies, Inc.               548661107        202      7200      7200                                                7200
GE Cap Pines                         369622485        200      8700      8700                                                8700
Migratec Inc                         598622108          0     20000     20000                                               20000
Sirius Satellite Radio Inc.          82966U103         55     14000     14000                                               14000
Fidelity Southern Corporation        316320100        193     10560     10560                                               10560

                                          n/a        7059          0         0                                                   0

125 equities less than 10000 shares and less than $200000

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